FINANCIAL INSTRUMENTS	2 Months Ended
Mar. 31, 2024
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS [Text Block]

22. FINANCIAL INSTRUMENTS

A summary of the Company's financial instruments classified as fair value through profit or loss and their classification in the fair value hierarchy is as follows:

Fair value measurements at March 31, 2024 using:	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Earn out shares (Note 13)	-	-	84,871	84,871

Fair value measurements at January 31, 2024 using:	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Earn out shares (Note 13)	-	-	108,233	108,233
The fair value of the derivative liability associated with the earn out shares was derived using a Monte Carlo simulation using non-observable inputs, and therefore represents a Level 3 measurement.